Stockholder's Deficit	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholder's Deficit

9. Stockholder’s Deficit

Common Stock

As of December 31, 2017, and 2016, the Company has 157,836,540 shares of common stock authorized, of which 81,119,014 shares were issued and outstanding. The holder of each share of common stock shall have one vote for each share held.

Phantom Appreciation Rights Agreement and Retired Shares

In February 2013, EvoMed and Ms. Pelletier entered into a phantom appreciation rights agreement (PARA), under the terms of which upon certain triggering events Ms. Pelletier had the right to receive cash, equity securities or other property (the PARA Award). In November 2015, EvoMed began to dissolve its operations and distributed the majority of its stock held in Evofem Biosciences. EvoMed held back certain shares expected to be distributed under the PARA with Ms. Pelletier (the Phantom Shares).

In August 2016, EvoMed assigned its rights in the PARA and transferred the Phantom Shares to the Company. In October 2016, the Company and Ms. Pelletier entered into a phantom rights termination agreement (PRTA) under which her rights to the PARA Award were cancelled and the Company immediately retired the Phantom Shares. The retired Phantom Shares consisted of: 150,213 shares of Series A convertible preferred stock; 164,294 shares of Series B convertible preferred stock; 101,886 shares of Series C-1 convertible preferred stock and 250,937 shares of common stock. The cancelled Phantom Shares (i) are not held in treasury, (ii) are considered unissued and (iii) reduced the number of shares outstanding, however, did not result in the reduction of the number of authorized shares.

As consideration for entering the PRTA, Ms. Pelletier received a restricted stock award for 1,459,091 shares of the Company’s common stock (the Replacement RSA). Vesting of this Replacement RSA is contingent upon the completion of an IPO by the Company. Since both the PARA Award and the Replacement RSA are subject to the completion of an IPO by the Company and completion of an IPO is not considered probable until it has occurred, no expense was recognized as of the issuance date or modification date. Upon completion of an IPO by the Company, the Company expects to recognize stock-based compensation expense of $1.8 million, which is included in the $5.9 million unrecognized stock-based compensation expense for restricted stock awards, noted below under the Restricted Stock Awards discussion. Upon closing of the Company’s Merger, as more fully described in Note 14 — Subsequent Events, Ms. Pelletier agreed to cancel her restricted stock awards.

Restricted Stock Awards

In September 2016, under its 2012 Equity Incentive Plan, the Company issued an aggregate of 4,759,091 shares of restricted stock to members of management (the RSAs), including the Replacement RSA. RSAs for 3,300,000 shares of the Company’s common stock, which vest the later of (i) the second anniversary of the award date or (ii) the successful completion of an IPO by the Company. If the Company completes its IPO prior to the second anniversary of the award date, one-third of the shares subject to the RSAs will vest upon closing of such IPO by the Company. Recipients of RSAs have no rights as a stockholder including the right to dividends until vesting has occurred. The fair value per share of the Company’s common stock on the date of issuance was $1.25 per share. The members of management received the shares outright with no cost per share. As noted in Note 2 — Summary of Significant Accounting Policies and the discussion in Phantom Appreciation Rights Agreements and Retired Shares above, since the vesting of the RSAs is tied to an IPO of the Company, the Company will not recognize stock-based compensation expense until completion of an IPO by the Company. As such, as of December 31, 2017 and 2016, unrecognized stock-based compensation expense for the restricted stock awards was approximately $5.9 million. Upon closing of the Company’s Merger, as more fully described in Note 14 –Subsequent Events, the members of management agreed to cancel their restricted stock awards.

No restricted shares were issued, cancelled or vested during the year ended December 31, 2017.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows in common equivalent shares as of December 31, 2017:

Conversion of Series A, Series B, Series C-1 and Series C convertible preferred stock	40,016,067
Rights to common stock units subject to completion of an IPO by the Company	100,000
Common stock options issued and outstanding	6,244,095
Common stock options available for future grant	2,896,814

Total common stock reserved for future issuance (1)	49,256,976

(1)	Excludes (i) shares issuable upon conversion of Series D in the next equity financing at a 50% discount to the issuance price and (ii) shares issuable upon exercise of the Warrant Rights.